
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                                                      Hartford             Hartford
                                                                  Hartford            Capital               Money
                                                                    Bond            Appreciation            Market
                                                                    Fund                Fund                 Fund
                                                                  Division            Division             Division
                                                                  --------            --------             --------
ASSETS:
 Investments:
  Hartford Bond HLS Fund, Inc. - Class IA
    Shares                               796,493
    Cost                                $809,949
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .   $ 860,743                   -                      -
  Hartford Capital Appreciation HLS  Fund, Inc. - Class IA
    Shares                                78,201
    Cost                                $357,483
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -           $ 372,163                      -
  Hartford Money Market HLS Fund, Inc. - Class IA
    Shares                             1,287,796
    Cost                              $1,287,796
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -            $ 1,287,796
Investments in Neuberger & Berman Advisers Management Trust:
  Partners Portfolio
    Shares                               133,359
    Cost                              $3,909,946
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -
  Balanced Portfolio
    Shares                                43,271
    Cost                                $657,396
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -
  Limited Maturity Bond Portfolio
    Shares                                43,409
    Cost                                $594,162
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -
Investments in Variable Insurance Products Fund:
  VIP Equity-Income Portfolio
    Shares                                53,193
    Cost                              $1,269,222
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -
  VIP High Income Portfolio
    Shares                                13,824
    Cost                                $159,914
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -
  VIP Overseas Portfolio
    Shares                                56,514
    Cost                              $1,212,210
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -
Investments in Variable Insurance Products Fund II:
  VIP II Asset Manager Portfolio
    Shares                                54,695
    Cost                                $935,917
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -
Investments in the Alger American Fund:
  Alger American Small Capitalization Portfolio
    Shares                                 6,267
    Cost                                $253,513
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -
  Alger American Growth Portfolio
    Shares                                27,068
    Cost                              $1,266,641
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .           -                   -                      -



  Receivable from Hartford Life And Annuity Insurance Company.         20,690              58,334                277,536
                                                               --------------     ---------------     ------------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . . .       881,433             430,497              1,565,332
                                                               --------------     ---------------     ------------------
Liabilities:
  Payable to Hartford Life and Annuity Insurance Company. . . .        23,841              43,937                269,029
                                                               --------------     ---------------     ------------------
  Total Liabilities . . . . . . . . . . . . . . . . . . . . . .        23,841              43,937                269,029
                                                               --------------     ---------------     ------------------
  Net Assets ( variable life contract liabilities ) . . . . . .     $ 857,592           $ 386,560            $ 1,296,303
                                                               ==============     ===============     ==================

Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . . .        71,232              26,448                116,780
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . .   $ 11.872803         $ 14.083555            $ 11.010981
  Units owned by Hartford Life and Annuity Insurance Company. .         1,000               1,000                    948
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . .   $ 11.872803         $ 14.083555            $ 11.010981



                                                               Neuberger &            Neuberger &           Neuberger &
                                                                  Berman                 Berman                Berman
                                                                   AMT                    AMT                AMT Limited
                                                                 Partners               Balanced            Maturity Bond
                                                                 Portfolio              Portfolio             Portfolio
                                                                 Division               Division              Division
                                                                 --------               --------              --------
ASSETS:
Investments:
  Hartford Bond HLS Fund, Inc. - Class IA
    Shares                               796,493
    Cost                                $809,949
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -
  Hartford Capital Appreciation HLS  Fund, Inc. - Class IA
    Shares                                78,201
    Cost                                $357,483
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -
  Hartford Money Market HLS Fund, Inc. - Class IA
    Shares                             1,287,796
    Cost                              $1,287,796
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -
Investments in Neuberger & Berman Advisers Management Trust:
  Partners Portfolio
    Shares                               133,359
    Cost                              $3,909,946
    Market Value. . . . . . . . . . . . . . . . . . . . . .   .  $ 2,524,486                  -                    -
  Balanced Portfolio
    Shares                                43,271
    Cost                                $657,396
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -              $ 707,052                  -
  Limited Maturity Bond Portfolio
    Shares                                43,409
    Cost                                $594,162
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -              $ 599,918
Investments in Variable Insurance Products Fund:
  VIP Equity-Income Portfolio
    Shares                                53,193
    Cost                              $1,269,222
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -
  VIP High Income Portfolio
    Shares                                13,824
    Cost                                $159,914
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -
  VIP Overseas Portfolio
    Shares                                56,514
    Cost                              $1,212,210
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -
Investments in Variable Insurance Products Fund II:
  VIP II Asset Manager Portfolio
    Shares                                54,695
    Cost                                $935,917
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -
Investments in the Alger American Fund:
  Alger American Small Capitalization Portfolio
    Shares                                 6,267
    Cost                                $253,513
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -
  Alger American Growth Portfolio
    Shares                                27,068
    Cost                              $1,266,641
    Market Value. . . . . . . . . . . . . . . . . . . . . . .            -                    -                    -



  Receivable from Hartford Life And Annuity Insurance Company        324,974              116,219               24,481
                                                             ---------------    -----------------     ----------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . .      2,849,460              823,271              624,399
                                                             ---------------    -----------------     ----------------
Liabilities:
  Payable to Hartford Life and Annuity Insurance Company. . .        402,225                   85               23,018
                                                             ---------------    -----------------     ----------------
  Total Liabilities . . . . . . . . . . . . . . . . . . . . .        402,225                   85               23,018
                                                             ---------------    -----------------     ----------------
  Net Assets ( variable life contract liabilities ) . . . . .    $ 2,447,235            $ 823,186            $ 601,381
                                                             ===============    =================     ================

Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . .        174,582               60,740               53,527
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . .    $ 13.937843          $ 13.333155          $ 11.029003
  Units owned by Hartford Life and Annuity Insurance Company.          1,000                1,000                1,000
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . .    $ 13.937843          $ 13.333155          $ 11.029003


                                                                     VIP                     VIP
                                                                   Equity-                   High              VIP
                                                                    Income                  Income           Overseas
                                                                  Portfolio               Portfolio         Portfolio
                                                                   Division                Division          Division
                                                                   --------                ---------         --------
ASSETS:
Investments:
  Hartford Bond HLS Fund, Inc. - Class IA
    Shares                               796,493
    Cost                                $809,949
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -
  Hartford Capital Appreciation HLS  Fund, Inc. - Class IA
    Shares                                78,201
    Cost                                $357,483
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -
  Hartford Money Market HLS Fund, Inc. - Class IA
    Shares                             1,287,796
    Cost                              $1,287,796
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -
Investments in Neuberger & Berman Advisers Management Trust:
  Partners Portfolio
    Shares                               133,359
    Cost                              $3,909,946
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -
  Balanced Portfolio
    Shares                                43,271
    Cost                                $657,396
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -
  Limited Maturity Bond Portfolio
    Shares                                43,409
    Cost                                $594,162
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -
Investments in Variable Insurance Products Fund:
  VIP Equity-Income Portfolio
    Shares                                53,193
    Cost                              $1,269,222
    Market Value. . . . . . . . . . . . . . . . . . . . . . .       $ 1,352,159                  -                   -
  VIP High Income Portfolio
    Shares                                13,824
    Cost                                $159,914
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -              $ 159,396                 -
  VIP Overseas Portfolio
    Shares                                56,514
    Cost                              $1,212,210
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -           $ 1,133,095
Investments in Variable Insurance Products Fund II:
  VIP II Asset Manager Portfolio
    Shares                                54,695
    Cost                                $935,917
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -
Investments in the Alger American Fund:
  Alger American Small Capitalization Portfolio
    Shares                                 6,267
    Cost                                $253,513
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -
  Alger American Growth Portfolio
    Shares                                27,068
    Cost                              $1,266,641
    Market Value. . . . . . . . . . . . . . . . . . . . . . .               -                    -                   -



  Receivable from Hartford Life And Annuity Insurance Company.           63,522                3,827              13,978
                                                              -----------------    -----------------     ---------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . .         1,415,681              163,223           1,147,073
                                                              -----------------    -----------------     ---------------
Liabilities:
  Payable to Hartford Life and Annuity Insurance Company. . .            19,893                   27               3,093
                                                              -----------------    -----------------     ---------------
  Total Liabilities . . . . . . . . . . . . . . . . . . . . .            19,893                   27               3,093
                                                              -----------------    -----------------     ---------------
  Net Assets ( variable life contract liabilities ) . . . . .       $ 1,395,788            $ 163,196         $ 1,143,980
                                                              =================    =================     ===============

Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . .            97,315               13,452              88,404
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . .       $ 14.198684          $ 11.292068         $ 12.701730
  Units owned by Hartford Life and Annuity Insurance Company.               989                1,000               1,661
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . .       $ 14.198684          $ 11.292068         $ 12.701730


                                                                                                Alger
                                                                          VIP II              American            Alger
                                                                          Asset                 Small           American
                                                                         Manager            Capitalization        Growth
                                                                        Portfolio             Portfolio         Portfolio
                                                                         Division              Division          Division
                                                                         --------              --------          --------
ASSETS:
Investments:
  Hartford Bond HLS Fund, Inc. - Class IA
    Shares                               796,493
    Cost                                $809,949
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
  Hartford Capital Appreciation HLS  Fund, Inc. - Class IA
    Shares                                78,201
    Cost                                $357,483
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
  Hartford Money Market HLS Fund, Inc. - Class IA
    Shares                             1,287,796
    Cost                              $1,287,796
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
Investments in Neuberger & Berman Advisers Management Trust:
  Partners Portfolio
    Shares                               133,359
    Cost                              $3,909,946
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
  Balanced Portfolio
    Shares                                43,271
    Cost                                $657,396
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
  Limited Maturity Bond Portfolio
    Shares                                43,409
    Cost                                $594,162
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
Investments in Variable Insurance Products Fund:
  VIP Equity-Income Portfolio
    Shares                                53,193
    Cost                              $1,269,222
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
  VIP High Income Portfolio
    Shares                                13,824
    Cost                                $159,914
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
  VIP Overseas Portfolio
    Shares                                56,514
    Cost                              $1,212,210
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -                    -
Investments in Variable Insurance Products Fund II:
  VIP II Asset Manager Portfolio
    Shares                                54,695
    Cost                                $935,917
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .          $ 993,268                   -                    -
Investments in the Alger American Fund:
  Alger American Small Capitalization Portfolio
    Shares                                 6,267
    Cost                                $253,513
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -               $ 275,561                  -
  Alger American Growth Portfolio
    Shares                                27,068
    Cost                              $1,266,641
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                     -            $ 1,440,579



  Receivable from Hartford Life And Annuity Insurance Company.               3,632                26,167               17,439
                                                                    --------------     -----------------     ----------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . . .            996,900               301,728            1,458,018
                                                                    --------------     -----------------     ----------------
Liabilities:
  Payable to Hartford Life and Annuity Insurance Company. . . .                  -                19,010                8,876
                                                                    --------------     -----------------     ----------------
  Total Liabilities . . . . . . . . . . . . . . . . . . . . . .                  -                19,010                8,876
                                                                    --------------     -----------------     ----------------
  Net Assets ( variable life contract liabilities ) . . . . . .        $   996,900             $ 282,718          $ 1,449,142
                                                                    ==============     =================     ================

Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . . .             71,216                21,498               79,176
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . .        $ 13.804444           $ 12.566331          $ 18.074486
  Units owned by Hartford Life and Annuity Insurance Company.                1,000                 1,000                1,000
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . .        $ 13.804444           $ 12.566331          $ 18.074486


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES - ( CONTINUED )
DECEMBER 31, 1998

                                                                                                                     J.P.
                                                                        J.P.                    J.P.                Morgan
                                                                       Morgan                  Morgan                Small
                                                                        Bond                   Equity               Company
                                                                      Portfolio               Portfolio            Portfolio
                                                                       Division                Division             Division
                                                                       --------                --------             --------
ASSETS:
 Investments in the J.P. Morgan Series Trust II Fund:
  J.P. Morgan Bond Portfolio
    Shares                            50,098
    Cost                            $575,554
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .     $ 584,643                       -                     -
  J.P. Morgan Equity Portfolio
    Shares                           202,128
    Cost                          $3,189,572
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -             $ 3,201,703                     -
  J.P. Morgan Small Company Portfolio
    Shares                            91,553
    Cost                          $1,213,908
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -           $ 1,085,824
 J.P. Morgan International Opportunities Portfolio
    Shares                            99,779
    Cost                          $1,072,189
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
 Investments in Morgan Stanley Universal Funds, Inc.:
  Fixed Income Portfolio
    Shares                           255,939
    Cost                          $2,760,330
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
  High Yield Portfolio
    Shares                            56,803
    Cost                            $623,986
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
  Equity Growth Portfolio
    Shares                            17,659
    Cost                            $245,605
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
  Value Portfolio
    Shares                             5,010
    Cost                             $57,185
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
  Global Equity Portfolio
    Shares                            31,364
    Cost                            $374,325
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
  Emerging Markets Equity  Portfolio
    Shares                             2,332
    Cost                             $18,629
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
 Investments in BT Insurance Fund Trust:
  Equity 500 Index Fund
    Shares                           142,938
    Cost                          $1,657,993
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
  Small Cap Index Fund
    Shares                             1,493
    Cost                             $15,973
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -
  EAFE Equity Index Fund
    Shares                             1,105
    Cost                             $12,033
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .             -                       -                     -

  Receivable from Hartford Life And Annuity Insurance Company . ..         24,326                   1,091                 8,108
                                                                 ----------------       -----------------        --------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . .         608,969               3,202,794             1,093,932
                                                                 ----------------       -----------------        --------------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company. . . . .          23,655                  20,864                16,811
                                                                 ----------------       -----------------        --------------
  Total Liabilities . . . . . . . . . . . . . . . . . . . . . . .          23,655                  20,864                16,811
                                                                 ----------------       -----------------        --------------
  Net Assets ( variable life contract liabilities ) . . . . . . .       $ 585,314             $ 3,180,930           $ 1,077,121
                                                                 ================       =================        ==============
 Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . . . .          53,857                 255,108               108,514
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 10.669735             $ 12.420260            $ 9.835512

  Units owned by Hartford Life and Annuity Insurance Company. . .           1,000                   1,000                 1,000
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 10.669735             $ 12.420260            $ 9.835512



                                                                         J.P.                   Morgan              Morgan
                                                                        Morgan                 Stanley             Stanley
                                                                     International              Fixed                High
                                                                     Opportunities              Income               Yield
                                                                       Portfolio              Portfolio            Portfolio
                                                                        Division               Division             Division
                                                                        --------               --------             --------
ASSETS:
 Investments in the J.P. Morgan Series Trust II Fund:
  J.P. Morgan Bond Portfolio
    Shares                            50,098
    Cost                            $575,554
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
  J.P. Morgan Equity Portfolio
    Shares                           202,128
    Cost                          $3,189,572
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
  J.P. Morgan Small Company Portfolio
    Shares                            91,553
    Cost                          $1,213,908
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
 J.P. Morgan International Opportunities Portfolio
    Shares                            99,779
    Cost                          $1,072,189
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .        $ 1,049,672                     -                   -
 Investments in Morgan Stanley Universal Funds, Inc.:
  Fixed Income Portfolio
    Shares                           255,939
    Cost                          $2,760,330
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -               $ 2,738,548                 -
  High Yield Portfolio
    Shares                            56,803
    Cost                            $623,986
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -            $ 587,913
  Equity Growth Portfolio
    Shares                            17,659
    Cost                            $245,605
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
  Value Portfolio
    Shares                             5,010
    Cost                             $57,185
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
  Global Equity Portfolio
    Shares                            31,364
    Cost                            $374,325
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
  Emerging Markets Equity  Portfolio
    Shares                             2,332
    Cost                             $18,629
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
 Investments in BT Insurance Fund Trust:
  Equity 500 Index Fund
    Shares                           142,938
    Cost                          $1,657,993
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
  Small Cap Index Fund
    Shares                             1,493
    Cost                             $15,973
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -
  EAFE Equity Index Fund
    Shares                             1,105
    Cost                             $12,033
    Market Value. . . . . . . . . . . . . . . . . . . . . . . .                -                       -                   -

  Receivable from Hartford Life And Annuity Insurance Company .                186                  41,021                 703
                                                                 -----------------      ------------------       -------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . . .          1,049,858               2,779,569             588,616
                                                                 -----------------      ------------------       -------------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company. . . .             14,442                  22,710                  35
                                                                ------------------       -----------------       --------------
                                                                            14,442                  22,710                  35
  Total Liabilities . . . . . . . . . . . . . . . . . . . . . .  -----------------      ------------------       -------------
                                                                       $ 1,035,416             $ 2,756,859           $ 588,581
  Net Assets ( variable life contract liabilities ) . . . . . .  =================      ==================       =============

 Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . . .             98,554                 254,890              56,194
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . .        $ 10.400521             $ 10.815892         $ 10.290989

  Units owned by Hartford Life and Annuity Insurance Company. .              1,000                     -                 1,000
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . .        $ 10.400521                     -           $ 10.290989



                                                                        Morgan                                    Morgan
                                                                       Stanley                 Morgan            Stanley
                                                                        Equity                Stanley             Global
                                                                        Growth                 Value              Equity
                                                                      Portfolio              Portfolio          Portfolio
                                                                       Division               Division           Division
                                                                       --------               --------           --------
ASSETS:
 Investments in the J.P. Morgan Series Trust II Fund:
  J.P. Morgan Bond Portfolio
    Shares                            50,098
    Cost                            $575,554
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
  J.P. Morgan Equity Portfolio
    Shares                           202,128
    Cost                          $3,189,572
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
  J.P. Morgan Small Company Portfolio
    Shares                            91,553
    Cost                          $1,213,908
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
 J.P. Morgan International Opportunities Portfolio
    Shares                            99,779
    Cost                          $1,072,189
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
 Investments in Morgan Stanley Universal Funds, Inc.:
  Fixed Income Portfolio
    Shares                           255,939
    Cost                          $2,760,330
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
  High Yield Portfolio
    Shares                            56,803
    Cost                            $623,986
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
  Equity Growth Portfolio
    Shares                            17,659
    Cost                            $245,605
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .       $ 266,652                    -                  -
  Value Portfolio
    Shares                             5,010
    Cost                             $57,185
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -               $ 55,665                 -
  Global Equity Portfolio
    Shares                            31,364
    Cost                            $374,325
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -           $ 412,121
  Emerging Markets Equity  Portfolio
    Shares                             2,332
    Cost                             $18,629
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
 Investments in BT Insurance Fund Trust:
  Equity 500 Index Fund
    Shares                           142,938
    Cost                          $1,657,993
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
  Small Cap Index Fund
    Shares                             1,493
    Cost                             $15,973
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -
  EAFE Equity Index Fund
    Shares                             1,105
    Cost                             $12,033
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              -                     -                  -

  Receivable from Hartford Life And Annuity Insurance Company . .            2,979                30,540                217
                                                                 -----------------      ----------------   ----------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . .          269,631                86,205            412,338
                                                                 -----------------      ----------------   ----------------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company. . . . .              112                30,307                144
                                                                 -----------------      ----------------   ----------------

  Total Liabilities . . . . . . . . . . . . . . . . . . . . . . .              112                30,307                144
                                                                 -----------------      ----------------   ----------------
  Net Assets ( variable life contract liabilities ) . . . . . . .        $ 269,519              $ 55,898          $ 412,194
                                                                 =================      ================   ================
 Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . . . .           21,819                 4,570             35,700
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 11.811127           $ 10.034763        $ 11.231406

  Units owned by Hartford Life and Annuity Insurance Company. . .            1,000                 1,000              1,000
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 11.811127           $ 10.034763        $ 11.231406


                                                                             Morgan
                                                                             Stanley                 BT               BT
                                                                            Emerging               Equity            Small
                                                                             Markets                 500              Cap
                                                                              Equity                Index            Index
                                                                            Portfolio                Fund             Fund
                                                                             Division              Division         Division
                                                                             --------              --------         --------
ASSETS:
 Investments in the J.P. Morgan Series Trust II Fund:
  J.P. Morgan Bond Portfolio
    Shares                            50,098
    Cost                            $575,554
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
  J.P. Morgan Equity Portfolio
    Shares                           202,128
    Cost                          $3,189,572
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
  J.P. Morgan Small Company Portfolio
    Shares                            91,553
    Cost                          $1,213,908
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
 J.P. Morgan International Opportunities Portfolio
    Shares                            99,779
    Cost                          $1,072,189
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
 Investments in Morgan Stanley Universal Funds, Inc.:
  Fixed Income Portfolio
    Shares                           255,939
    Cost                          $2,760,330
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
  High Yield Portfolio
    Shares                            56,803
    Cost                            $623,986
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
  Equity Growth Portfolio
    Shares                            17,659
    Cost                            $245,605
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
  Value Portfolio
    Shares                             5,010
    Cost                             $57,185
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
  Global Equity Portfolio
    Shares                            31,364
    Cost                            $374,325
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -
  Emerging Markets Equity  Portfolio
    Shares                             2,332
    Cost                             $18,629
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .            $ 16,583                      -               -
 Investments in BT Insurance Fund Trust:
  Equity 500 Index Fund
    Shares                           142,938
    Cost                          $1,657,993
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -              $ 1,819,596              -
  Small Cap Index Fund
    Shares                             1,493
    Cost                             $15,973
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -         $ 15,019
  EAFE Equity Index Fund
    Shares                             1,105
    Cost                             $12,033
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                  -                       -               -

  Receivable from Hartford Life And Annuity Insurance Company . .                   72                  59,936               1
                                                                       ---------------      ------------------  --------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . .               16,655               1,879,532          15,020
                                                                       ---------------      ------------------  --------------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company. . . . .                    5                  59,260             197
                                                                       ---------------      ------------------  --------------

  Total Liabilities . . . . . . . . . . . . . . . . . . . . . . .                    5                  59,260             197
                                                                       ---------------      ------------------  --------------
  Net Assets ( variable life contract liabilities ) . . . . . . .             $ 16,650             $ 1,820,272        $ 14,823
                                                                       ===============      ==================  ==============
 Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . . . .                1,073                 149,358             569
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . . .           $ 8.030726             $ 12.187295      $ 9.446975

  Units owned by Hartford Life and Annuity Insurance Company. . .                1,000                       -           1,000
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . . .           $ 8.030726                       -      $ 9.446975


                                                                               BT
                                                                              EAFE
                                                                             Equity
                                                                             Index
                                                                              Fund
                                                                            Division
                                                                            --------
ASSETS:
 Investments in the J.P. Morgan Series Trust II Fund:
  J.P. Morgan Bond Portfolio
    Shares                            50,098
    Cost                            $575,554
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  J.P. Morgan Equity Portfolio
    Shares                           202,128
    Cost                          $3,189,572
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  J.P. Morgan Small Company Portfolio
    Shares                            91,553
    Cost                          $1,213,908
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
 J.P. Morgan International Opportunities Portfolio
    Shares                            99,779
    Cost                          $1,072,189
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
 Investments in Morgan Stanley Universal Funds, Inc.:
  Fixed Income Portfolio
    Shares                           255,939
    Cost                          $2,760,330
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  High Yield Portfolio
    Shares                            56,803
    Cost                            $623,986
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  Equity Growth Portfolio
    Shares                            17,659
    Cost                            $245,605
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  Value Portfolio
    Shares                             5,010
    Cost                             $57,185
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  Global Equity Portfolio
    Shares                            31,364
    Cost                            $374,325
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  Emerging Markets Equity  Portfolio
    Shares                             2,332
    Cost                             $18,629
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
 Investments in BT Insurance Fund Trust:
  Equity 500 Index Fund
    Shares                           142,938
    Cost                          $1,657,993
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  Small Cap Index Fund
    Shares                             1,493
    Cost                             $15,973
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .                   -
  EAFE Equity Index Fund
    Shares                             1,105
    Cost                             $12,033
    Market Value. . . . . . . . . . . . . . . . . . . . . . . . .              $ 12,355

  Receivable from Hartford Life And Annuity Insurance Company . .                    10
                                                                     ------------------
  Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . .                12,365
                                                                     ------------------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company. . . . .                    72
                                                                     ------------------

  Total Liabilities . . . . . . . . . . . . . . . . . . . . . . .                    72
                                                                     ------------------
  Net Assets ( variable life contract liabilities ) . . . . . . .              $ 12,293
                                                                     ==================
 Variable Life Insurance Policies:
  Units owned by participants . . . . . . . . . . . . . . . . . .                   109
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . . .           $ 11.081901

  Units owned by Hartford Life and Annuity Insurance Company. . .                 1,000
  Unit price. . . . . . . . . . . . . . . . . . . . . . . . . . .           $ 11.081901


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
                                                                                   Hartford            Hartford
                                                                Hartford           Capital              Money
                                                                  Bond           Appreciation           Market
                                                                  Fund               Fund                Fund
                                                                Division           Division            Division
                                                                --------           --------            --------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .       $ 40,807           $ 13,164            $ 161,672

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .         (4,309)            (1,817)             (19,477)
                                                              --------------     --------------     ----------------

    Net investment income (loss) . . . . . . . . . . . . . .         36,498             11,347              142,195
                                                              --------------     --------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .           (761)            31,050                  -
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . .          9,876             14,591                  -
                                                              --------------     --------------     ---------------
  Net realized and unrealized gain (loss) on investments . .          9,115             45,641                  -
                                                              --------------     --------------     ----------------

    Net increase in net assets resulting from operations . .       $ 45,613           $ 56,988            $ 142,195
                                                              ==============     ==============     ================


                                                                 Neuberger &         Neuberger &        Neuberger &
                                                                   Berman              Berman             Berman
                                                                    AMT                  AMT            AMT Limited
                                                                  Partners             Balanced        Maturity Bond
                                                                 Portfolio            Portfolio          Portfolio
                                                                  Division             Division           Division
                                                                  --------             --------           --------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .           $ 36,993           $ 42,660           $ 15,780

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .             (9,394)            (3,532)            (2,641)
                                                               -----------------     --------------     --------------

    Net investment income (loss) . . . . . . . . . . . . . .             27,599             39,128             13,139
                                                               -----------------     --------------     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .          1,413,821            (50,729)            (1,135)
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . .         (1,395,711)            48,011                998
                                                               -----------------     --------------     --------------
  Net realized and unrealized gain (loss) on investments . .             18,110             (2,718)              (137)
                                                               -----------------     --------------     --------------

    Net increase in net assets resulting from operations . .           $ 45,709           $ 36,410           $ 13,002
                                                               =================     ==============     ==============


                                                                      VIP                  VIP
                                                                    Equity-                High                  VIP
                                                                     Income               Income               Overseas
                                                                   Portfolio            Portfolio             Portfolio
                                                                    Division             Division              Division
                                                                    --------             --------              --------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .            $ 32,793              $ 14,178             $ 26,241

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .              (6,304)               (1,001)              (4,925)
                                                                -----------------     -----------------     ----------------

    Net investment income (loss) . . . . . . . . . . . . . .              26,489                13,177               21,316
                                                                -----------------     -----------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .              41,758               (11,427)              82,278
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . .              52,334                (8,964)             (79,115)
                                                                -----------------     -----------------     ----------------
  Net realized and unrealized gain (loss) on investments . .              94,092               (20,391)               3,163
                                                                -----------------     -----------------     ----------------

    Net increase in net assets resulting from operations . .           $ 120,581              $ (7,214)            $ 24,479
                                                                =================     =================     ================


                                                                                         Alger
                                                                     VIP II             American              Alger
                                                                     Asset                Small             American
                                                                    Manager          Capitalization          Growth
                                                                   Portfolio            Portfolio           Portfolio
                                                                    Division             Division            Division
                                                                    --------             --------            --------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .            $ 13,993            $ 17,750            $ 108,646

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .              (3,973)             (1,182)              (5,801)
                                                                  ---------------     ---------------     ----------------

    Net investment income (loss) . . . . . . . . . . . . . .              10,020              16,568              102,845
                                                                  ---------------     ---------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .              13,011                 966              136,216
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . .              50,219               6,222              139,319
                                                                  ---------------     ---------------     ----------------
  Net realized and unrealized gain (loss) on investments . .              63,230               7,188              275,535
                                                                  ---------------     ---------------     ----------------

    Net increase in net assets resulting from operations . .            $ 73,250            $ 23,756            $ 378,380
                                                                  ===============     ===============     ================


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE
STATEMENTS OF OPERATIONS - ( CONTINUED )
FOR THE YEAR ENDED DECEMBER 31, 1998
                                                                                                                    J.P.
                                                                          J.P.                J.P.                 Morgan
                                                                        Morgan               Morgan                 Small
                                                                         Bond                Equity                Company
                                                                       Portfolio            Portfolio             Portfolio
                                                                       Division *           Division *            Division *
                                                                       ----------           ----------            ----------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .           $ 23,337              $ 290,868           $   28,168

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . . .             (2,866)               (10,686)              (3,647)
                                                                    --------------     ------------------     ----------------

    Net investment income (loss) . . . . . . . . . . . . . . .             20,471                280,182               24,521
                                                                    --------------     ------------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . . .              2,709                 31,667            (14,378)
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . .              9,089                 12,131             (128,085)
                                                                    --------------     ------------------     ----------------
  Net realized and unrealized gain (loss) on investments . . .             11,798                 43,798             (142,463)
                                                                    --------------     ------------------     ----------------

    Net increase in net assets resulting from operations . . .           $ 32,269              $ 323,980           $ (117,942)
                                                                   ==============     ==================     ================



                                                                     J.P.                     Morgan               Morgan
                                                                    Morgan                   Stanley              Stanley
                                                                 International                Fixed                 High
                                                                 Opportunities                Income                Yield
                                                                   Portfolio                Portfolio             Portfolio
                                                                    Division *               Division             Division *
                                                                   ----------               ----------            ----------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .             $   2,890              $ 124,182            $ 40,423

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .                (3,466)                (9,480)             (1,928)
                                                               --------------------     ------------------     ---------------

    Net investment income (loss) . . . . . . . . . . . . . .                  (576)               114,702              38,495
                                                               --------------------     ------------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .               (15,713)                17,081              (1,770)
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . .               (22,518)               (21,782)            (36,073)
                                                               --------------------     ------------------     ---------------
  Net realized and unrealized gain (loss) on investments . .               (38,231)                (4,701)            (37,843)
                                                               --------------------     ------------------     ---------------

    Net increase in net assets resulting from operations . .             $ (38,807)             $ 110,001            $    652
                                                               ===================     ==================     ===============


                                                                        Morgan                                  Morgan
                                                                       Stanley              Morgan             Stanley
                                                                        Equity             Stanley              Global
                                                                        Growth              Value               Equity
                                                                      Portfolio           Portfolio           Portfolio
                                                                      Division *          Division *          Division *
                                                                      ----------          ----------          ----------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . .               $    678            $ 2,039             $  4,654

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . .                 (1,036)              (113)              (1,523)
                                                                -----------------     --------------     ----------------

    Net investment income (loss) . . . . . . . . . . . . .                   (358)             1,926                3,131
                                                                -----------------     --------------     ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . .                 30,437                 25                  719.
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . .                 21,047             (1,520)              37,796
                                                                -----------------     --------------     ----------------
  Net realized and unrealized gain (loss) on investments .                 51,484             (1,495)              38,515
                                                                -----------------     --------------     ----------------

    Net increase in net assets resulting from operations .               $ 51,126            $   431             $ 41,646
                                                                =================     ==============     ================


                                                                       Morgan
                                                                      Stanley                 BT                    BT
                                                                      Emerging              Equity                Small
                                                                      Markets                500                   Cap
                                                                       Equity               Index                 Index
                                                                     Portfolio               Fund                  Fund
                                                                     Division *           Division **           Division **
                                                                     ----------           ----------            ----------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .           $     89              $  52,047             $     307

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .                (77)                (7,439)                 (691)
                                                                  --------------     ------------------     -----------------

    Net investment income (loss) . . . . . . . . . . . . . .                 12                 44,608                  (384)
                                                                  --------------     ------------------     -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .               (912)               30,074                (39,253)
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . .             (2,046)               161,603                  (955)
                                                                  --------------     ------------------     -----------------
  Net realized and unrealized gain (loss) on investments . .             (2,958)               191,677               (40,208)
                                                                  --------------     ------------------     -----------------

    Net increase in net assets resulting from operations . .           $ (2,946)             $ 236,285             $ (40,592)
                                                                 ==============     ==================     =================


                                                                     BT
                                                                    EAFE
                                                                   Equity
                                                                   Index
                                                                    Fund
                                                                Division **
                                                                -----------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .          $   185

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .             (350)
                                                              ----------------

    Net investment income (loss) . . . . . . . . . . . . . .             (165)
                                                              ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .            9,068
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . .              322
                                                              ----------------
  Net realized and unrealized gain (loss) on investments . .            9,390
                                                              ----------------

    Net increase in net assets resulting from operations . .          $ 9,225
                                                              ===============

 * From inception, January 27, 1998 to December 31, 1998.
** From inception, February 10, 1998 to December 31, 1998.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
                                                                                               Hartford          Hartford
                                                                               Hartford         Capital            Money
                                                                                 Bond         Appreciation        Market
                                                                                 Fund             Fund             Fund
                                                                               Division         Division         Division
                                                                               --------         --------         --------
OPERATIONS:
  Net investment income (loss)                                                   $  36,498        $  11,347       $   142,195
  Net realized gain (loss) on investment transactions. . . . . . . . . . .            (761)          31,050               -
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .           9,876           14,591               -
                                                                               ------------     ------------   ---------------

    Net increase ( decrease ) in net assets resulting from operations. . .          45,613           56,988           142,195
                                                                               ------------     ------------   ---------------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         552,435          203,278         1,890,368
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             183            4,815        (1,463,668)
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .            (162)            (551)          (43,121)
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .            (157)            (751)           (9,103)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .          (2,941)          (7,887)         (325,071)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,303          (12,761)          (85,977)

                                                                               ------------     ------------   ---------------
    Net increase (decrease) in net assets resulting from unit transactions         550,661          186,143           (36,572)
                                                                               ------------     ------------   ---------------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .         596,274          243,131           105,623
NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .         261,318          143,429         1,190,680
                                                                               ------------     ------------   ---------------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 857,592        $ 386,560       $ 1,296,303
                                                                               ============     ============   ===============


                                                                             Neuberger &      Neuberger &      Neuberger &
                                                                               Berman           Berman            Berman
                                                                                AMT              AMT           AMT Limited
                                                                              Partners         Balanced       Maturity Bond
                                                                             Portfolio        Portfolio         Portfolio
                                                                              Division         Division          Division
                                                                              --------         --------          --------
OPERATIONS:
  Net investment income (loss)                                                $    27,599        $  39,128         $  13,139
  Net realized gain (loss) on investment transactions. . . . . . . . . . .      1,413,821          (50,729)           (1,135)
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .     (1,395,711)          48,011               998
                                                                             -------------     ------------     -------------

    Net increase ( decrease ) in net assets resulting from operations. . .         45,709           36,410            13,002
                                                                             -------------     ------------     -------------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,228,027          795,242           349,098
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,164            9,453              (985)
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .           (996)         (29,598)               -
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .         (4,138)            (801)             (614)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .        (79,037)         (22,132)           (6,616)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (56,790)           2,715             1,231

                                                                             -------------     ------------     -------------
    Net increase (decrease) in net assets resulting from unit transactions      2,162,230          754,879           342,114
                                                                             -------------     ------------     -------------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .      2,207,939          791,289           355,116
NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .        239,296           31,897           246,265
                                                                             -------------     ------------     -------------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 2,447,235        $ 823,186         $ 601,381
                                                                             =============     ============     =============


                                                                                 VIP             VIP
                                                                               Equity-           High             VIP
                                                                               Income           Income          Overseas
                                                                             Portfolio        Portfolio        Portfolio
                                                                              Division         Division         Division
                                                                              --------         --------         --------
OPERATIONS:
  Net investment income (loss)                                                $    26,489        $  13,177        $    21,316
  Net realized gain (loss) on investment transactions. . . . . . . . . . .         41,758          (11,427)            82,278
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .         52,334           (8,964)           (79,115)
                                                                             -------------     ------------     --------------

    Net increase ( decrease ) in net assets resulting from operations. . .        120,581           (7,214)            24,479
                                                                             -------------     ------------     --------------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        933,346           68,929            443,775
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (117,771)           2,571            389,508
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .        (18,115)            (346)           (13,018)
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .           (968)            (265)              (945)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .        (27,708)          (2,954)           (21,626)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,411           (1,139)             5,597

                                                                             -------------     ------------     --------------
    Net increase (decrease) in net assets resulting from unit transactions        780,195           66,796            803,291
                                                                             -------------     ------------     --------------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .        900,776           59,582            827,770
NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .        495,012          103,614            316,210
                                                                             -------------     ------------     --------------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $ 1,395,788        $ 163,196        $ 1,143,980
                                                                             =============     ============     ==============


                                                                                                  Alger
                                                                                VIP II           American            Alger
                                                                                 Asset            Small            American
                                                                                Manager       Capitalization        Growth
                                                                              Portfolio          Portfolio         Portfolio
                                                                               Division           Division          Division
                                                                               --------           --------          --------
OPERATIONS:
  Net investment income (loss)                                                   $ 10,020           $ 16,568         $ 102,845
  Net realized gain (loss) on investment transactions. . . . . . . . . . .         13,011                966           136,216
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .         50,219              6,222           139,319
                                                                              ------------     --------------     -------------

    Net increase ( decrease ) in net assets resulting from operations. . .         73,250             23,756           378,380
                                                                              ------------     --------------     -------------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        869,105            160,544           300,718
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (13,088)             6,345           270,043
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .           (425)              (376)             (200)
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .         (1,925)              (461)             (871)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .        (18,832)            (6,000)          (10,590)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (4,680)             6,983           (38,412)

                                                                              ------------     --------------     -------------
    Net increase (decrease) in net assets resulting from unit transactions        830,155            167,035           520,688
                                                                              ------------     --------------     -------------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .        903,405            190,791           899,068
NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .         93,495             91,927           550,074
                                                                              ------------     --------------     -------------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 996,900          $ 282,718       $ 1,449,142
                                                                              ============     ==============     =============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998
                                                                                                                       J.P.
                                                                                     J.P.             J.P.            Morgan
                                                                                    Morgan           Morgan           Small
                                                                                     Bond            Equity          Company
                                                                                   Portfolio        Portfolio        Portfolio
                                                                                   Division *       Division *       Division *
                                                                                   ----------       ----------       ----------
OPERATIONS:
  Net investment income (loss)                                                     $  20,471       $   280,182       $    24,521
  Net realized gain (loss) on investment transactions. . . . . . . . . . .             2,709            31,667           (14,378)
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .             9,089            12,131          (128,085)
                                                                               --------------     -------------     -------------

    Net increase ( decrease ) in net assets resulting from operations. . .            32,269           323,980          (117,942)
                                                                               --------------     -------------     -------------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           602,426         3,312,134           443,237
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                -              2,042           800,330
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .           (33,818)         (389,431)          (17,262)
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .              (196)           (1,042)           (1,035)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .           (16,664)          (76,151)          (19,417)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,297             9,398           (10,790)

                                                                               --------------     -------------     -------------
    Net increase (decrease) in net assets resulting from unit transactions           553,045         2,856,950         1,195,063
                                                                               --------------     -------------     -------------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .           585,314         3,180,930         1,077,121

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .                -                -                 -
                                                                               --------------     -------------     -------------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $ 585,314       $ 3,180,930       $ 1,077,121
                                                                               ==============     =============     =============


                                                                                   J.P.             Morgan             Morgan
                                                                                  Morgan           Stanley             Stanley
                                                                               International        Fixed               High
                                                                               Opportunities        Income              Yield
                                                                                 Portfolio        Portfolio           Portfolio
                                                                                 Division *        Division           Division *
                                                                                 ----------        --------           ----------
OPERATIONS:
  Net investment income (loss)                                                  $      (576)      $   114,702          $  38,495
  Net realized gain (loss) on investment transactions. . . . . . . . . . .          (15,713)           17,081             (1,770)
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .          (22,518)          (21,782)           (36,073)
                                                                               -------------     -------------     --------------

    Net increase ( decrease ) in net assets resulting from operations. . .          (38,807)          110,001                652
                                                                               -------------     -------------     --------------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,270,619         2,528,927            255,358
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              310           435,379            343,711
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .         (141,156)         (283,284)                -
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .             (347)           (1,234)              (959)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .          (25,989)          (79,876)            (9,542)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (29,214)           31,770               (639)

                                                                               -------------     -------------     --------------
    Net increase (decrease) in net assets resulting from unit transactions        1,074,223         2,631,682            587,929
                                                                               -------------     -------------     --------------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .        1,035,416         2,741,683            588,581

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .               -             15,176                 -
                                                                               -------------     -------------     --------------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 1,035,416       $ 2,756,859          $ 588,581
                                                                               =============     =============     ==============


                                                                                   Morgan                            Morgan
                                                                                  Stanley          Morgan           Stanley
                                                                                   Equity         Stanley            Global
                                                                                   Growth          Value             Equity
                                                                                 Portfolio       Portfolio         Portfolio
                                                                                 Division *       Division *        Division *
                                                                                 ----------       ----------        ----------
OPERATIONS:
  Net investment income (loss)                                                   $    (358)       $  1,926          $   3,131
  Net realized gain (loss) on investment transactions. . . . . . . . . . .          30,437              25                719
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .          21,047          (1,520)            37,796
                                                                               ------------    ------------       ------------

    Net increase ( decrease ) in net assets resulting from operations. . .          51,126             431             41,646
                                                                               ------------    ------------       ------------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         125,859          53,331            203,345
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         113,615           2,306            175,845
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .              -               -                  -
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .            (162)           (117)              (100)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .          (7,267)           (391)           (13,633)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (13,652)            338              5,091

                                                                               ------------    ------------       ------------
    Net increase (decrease) in net assets resulting from unit transactions         218,393          55,467            370,548
                                                                               ------------    ------------       ------------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .         269,519          55,898            412,194

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .               -              -                   -
                                                                               ------------    ------------       ------------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $ 269,519        $ 55,898          $ 412,194
                                                                               ============    ============       ============


                                                                                     Morgan
                                                                                    Stanley            BT               BT
                                                                                    Emerging         Equity            Small
                                                                                     Markets           500              Cap
                                                                                      Equity          Index            Index
                                                                                    Portfolio          Fund             Fund
                                                                                    Division *      Division **      Division **
                                                                                    ----------      -----------      -----------
OPERATIONS:
  Net investment income (loss)                                                      $     12        $    44,608        $   (384)
  Net realized gain (loss) on investment transactions. . . . . . . . . . .              (912)            30,074         (39,253)
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .            (2,046)           161,603            (955)
                                                                                  -----------     --------------     -----------

    Net increase ( decrease ) in net assets resulting from operations. . .            (2,946)           236,285         (40,592)
                                                                                  -----------     --------------     -----------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            22,054          1,671,457         773,076
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,288)            24,566        (717,418)
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .                -             (60,017)             -
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .               (49)            (1,529)           (610)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .              (271)           (43,581)         (5,909)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (850)            (6,909)          6,276

                                                                                  -----------     --------------     -----------
    Net increase (decrease) in net assets resulting from unit transactions            19,596          1,583,987          55,415
                                                                                  -----------     --------------     -----------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .            16,650          1,820,272          14,823

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .                -                  -              -
                                                                                  -----------     --------------     -----------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $ 16,650        $ 1,820,272        $ 14,823
                                                                                  ===========     ==============     ===========


                                                                                       BT
                                                                                      EAFE
                                                                                     Equity
                                                                                     Index
                                                                                      Fund
                                                                                   Division **
                                                                                   -----------
OPERATIONS:
  Net investment income (loss)                                                        $   (165)
  Net realized gain (loss) on investment transactions. . . . . . . . . . .               9,068
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . . . .                 322
                                                                             ------------------

    Net increase ( decrease ) in net assets resulting from operations. . .               9,225
                                                                             ------------------

UNIT TRANSACTIONS:
    Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             342,476
    Transfers. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (341,967)
    Surrenders for benefit payments and fees . . . . . . . . . . . . . . .                  -
    Administrative fee . . . . . . . . . . . . . . . . . . . . . . . . . .                (270)
    Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,638)
    Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,467

                                                                             ------------------
    Net increase (decrease) in net assets resulting from unit transactions               3,068
                                                                             ------------------

    Total increase (decrease) in net assets. . . . . . . . . . . . . . . .              12,293

NET ASSETS:
    Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . .                  -
                                                                             ------------------
    End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $ 12,293
                                                                             ==================

  * From inception, January 27, 1998 to December 31, 1998.
** From inception, February 10, 1998 to December 31, 1998.


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